Intangible assets (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of Impairment of Intangible Assets, Including Brands

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2016	8,656	2,767	1,472	568	13,463
Exchange differences	159	24	34	4	221
Additions	—	—	—	47	47
Disposals	—	—	—	(41)	(41)

At 30 June 2017	8,815	2,791	1,506	578	13,690
Exchange differences	(347)	(252)	(24)	(7)	(630)
Additions	478	249	—	35	762
Disposals	—	—	—	(2)	(2)

At 30 June 2018	8,946	2,788	1,482	604	13,820

Amortisation and impairment
At 30 June 2016	577	68	68	380	1,093
Exchange differences	9	—	1	3	13
Amortisation for the year	—	—	3	53	56
Disposals	—	—	—	(38)	(38)

At 30 June 2017	586	68	72	398	1,124
Exchange differences	(10)	(8)	—	(5)	(23)
Amortisation for the year	—	—	3	55	58
Exceptional impairment	40	50	—	—	90
Disposals	—	—	—	(1)	(1)

At 30 June 2018	616	110	75	447	1,248

Carrying amount
At 30 June 2018	8,330	2,678	1,407	157	12,572

At 30 June 2017	8,229	2,723	1,434	180	12,566

At 30 June 2016	8,079	2,699	1,404	188	12,370

Schedule of Principal Acquired Brands with Indefinite Useful Life

At 30 June 2018, the principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2018 £ million	2017 £ million
Crown Royal whisky	United States	1,109	1,126
McDowell’s No.1 whisky, rum and brandy	India	1,077	1,156
Captain Morgan	Global	910	924
Johnnie Walker whisky	Global	625	625
Smirnoff vodka	Global	624	634
Windsor Premier whisky	Korea	591	583
Casamigos tequila	United States	458	—
Yenì Raki	Turkey	280	372
Shui Jing Fang Chinese white spirit	Greater China	259	257
Signature whisky	India	202	218
Don Julio tequila	United States	195	216
Bell’s whisky	United Kingdom	179	179
Black Dog whisky	India	171	184
Seagram’s 7 Crown whiskey	United States	169	171
Antiquity whisky	India	167	180
Zacapa rum	Global	145	147
Seagram’s VO whisky	United States	144	146
Gordon’s gin	Europe	119	119
Bagpiper whisky	India	116	124
Old Parr whisky	Global	101	101
Other brands		689	767

		8,330	8,229

Schedule of Goodwill Attributed to Cash-generating Units

For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2018 £ million	2017 £ million
North America	390	207
Europe and Turkey
– Europe (excluding Turkey)	170	154
– Turkey	284	377
Africa – Africa Regional Markets	27	93
Latin America and Caribbean – Mexico	133	103
Asia Pacific
– Greater China	131	130
– India	1,462	1,572
Other cash-generating units	81	87

	2,678	2,723

Schedule of Pre-tax Discount Rates and Terminal Growth Rates used for Impairment Testing

The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2018		2017
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America – United States	10	2	10	2
Europe and Turkey
– Europe	7	2	8	2
– Turkey	16	5	16	5
Africa
– Africa Regional Markets	25	5	21	4
– Ethiopia	24	8	24	8
– South Africa	16	5	18	5
Latin America and Caribbean
– Brazil	15	4	15	5
– Mexico	16	3	17	3
Asia Pacific
– Korea	8	2	8	2
– Greater China	9	2	10	3
– India	14	5	14	6

Schedule of Sensitivity to Change in Key Assumptions

The table below shows the headroom at 30 June 2018 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Headroom £ million	1ppt increase in discount rate £ million	10% decrease in annual cash flow £ million	2ppt decrease in annual growth rate £ million	5ppt decrease in annual growth rate in forecast period 2019-2029 £ million
India(i)	823	—	—	—	(907)
Windsor Premier brand(ii)	170	—	—	(56)	—
Africa Regional Markets(iii)	—	(15)	(29)	—	—

(i)

As India is a developing market, where maturity is not expected for a number of years, a management forecast growth projection was used until 2029. The only change in the key assumptions considered reasonably possible that would result in an impairment of the cash-generating unit would be a 5ppt decrease in the annual growth rates throughout the forecast period. The cumulative effect of such a change is disclosed in the table above.

(ii)

The Windsor Premier brand is disclosed as sensitive due to the challenging whisky market in Korea. The only change in the key assumptions considered reasonably possible that would result in an impairment of the brand would be a 2ppt decrease in the annual growth rate in perpetuity. The cumulative effect of such a change is disclosed in the table above.

(iii)

Reasonably possible changes in the key assumptions that would result in further impairment of the goodwill allocated to Africa Regional Markets cash-generating unit would be a 1ppt increase in discount rate or a 10% decrease in annual cash flows.